Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of associates [line items]
Investment in associates	$ 4,865		$ 4,872
Exceptional share of results of associates	104	$ 0
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates	$ 58	$ 34